Nature of Operations and Summary of Significant Accounting Policies - Operations (Details) (USD $)	3 Months Ended										4 Months Ended				6 Months Ended		12 Months Ended									12 Months Ended					0 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended
	Jul. 14, 2014 state	Dec. 30, 2013	Oct. 07, 2013	Jul. 15, 2013	Dec. 31, 2012	Oct. 01, 2012	Jul. 09, 2012	Dec. 26, 2011	Oct. 03, 2011	Jul. 11, 2011	Apr. 21, 2014	Apr. 22, 2013	Apr. 16, 2012	Apr. 18, 2011	Jul. 14, 2014 segment state	Jul. 15, 2013	Dec. 30, 2013 segment	Dec. 31, 2012	Dec. 26, 2011	Jul. 14, 2014 Company-owned restaurant	Dec. 30, 2013 Company-owned restaurant	Dec. 31, 2012 Company-owned restaurant	Jul. 14, 2014 Franchised restaurant	Dec. 30, 2013 Franchised restaurant	Dec. 31, 2012 Franchised restaurant	Dec. 30, 2013 Trade name	Dec. 30, 2013 Franchise agreements	Dec. 30, 2013 Minimum	Dec. 30, 2013 Maximum	Oct. 31, 2007 Zoe's Kitchen USA, LLC	Jan. 08, 2014 Mobile, Alabama and Destin, Florida Franchise Restaurants restaurant	Dec. 30, 2013 Mobile, Alabama and Destin, Florida Franchise Restaurants	Nov. 01, 2013 Mobile, Alabama and Destin, Florida Franchise Restaurants restaurant	Aug. 06, 2012 South Carolina Franchise Restaurants restaurant	Dec. 30, 2013 South Carolina Franchise Restaurants Minimum Reacquired rights	Dec. 30, 2013 South Carolina Franchise Restaurants Maximum Reacquired rights	Nov. 30, 2011 Houston Franchise Restaurants restaurant	Dec. 26, 2011 Houston Franchise Restaurants	Dec. 31, 2011 Houston Franchise Restaurants restaurant	Dec. 30, 2013 Houston Franchise Restaurants Minimum Reacquired rights	Dec. 30, 2013 Houston Franchise Restaurants Maximum Reacquired rights	Dec. 30, 2013 Accounts Receivable	Dec. 31, 2012 Accounts Receivable	Dec. 29, 2014 Scenario, Forecast	Oct. 06, 2014 Scenario, Forecast	Dec. 29, 2014 Scenario, Forecast
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred offering costs		$ 1,000,000															$ 1,000,000
Loan costs, net	0	1,034,891			955,941										0		1,034,891	955,941
Accumulated amortization, loan costs		700,000			500,000												700,000	500,000
Pre-opening costs	442,434			245,661											1,258,658	741,285	1,938,266	916,718	805,514
Tenant improvement allowances		4,000,000			2,100,000												4,000,000	2,100,000
Advertising costs																	40,000	10,000	30,000
Impairment charges																	0	0	0
Costs and Expenses		300,000
Vacation accrual		0															0
Franchisor Disclosure [Line Items]
Percentage of voting interests acquired																														100.00%
Goodwill	24,225,829	23,334,129			23,334,129			21,150,544							24,225,829		23,334,129	23,334,129	21,150,544											21,200,000	892,000			2,183,585
Intangibles, net	10,516,073	11,207,013			12,807,427										10,516,073		11,207,013	12,807,427												10,900,000
Number of restaurants																				116	94	67	6	8	8
Number of states in which entity operates	15														15
Fiscal period duration	84 days	84 days	84 days	84 days	91 days	84 days	84 days	84 days	84 days	84 days	112 days	112 days	112 days	112 days			364 days	371 days	364 days									364 days	371 days															84 days	84 days	364 days
Amounts due from franchisees for monthly royalties																																										60,000	90,000
Useful life																										20 years	19 years								5 years	9 years				5 years	7 years
Intent to purchase, number of restaurants																																	2
Accelerated amortization expense																																200,000
Number of franchise restaurants acquired																															2			3			3		3
Number of restaurants acquired with a franchise agreement intangible asset recorded																																							1
Net franchise agreement, intangible asset write-off																																						$ 200,000
Number of operating segments															1
Number of reportable segments																	1